Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Summary of Significant Related Party Transactions
b)
Names of related parties and relationship

Name	Relationship
Unimos Shanghai	Associate (Note 1)
JMC	Associate
Daypower Energy	Associate (Note 2)
Siliconware Precision Industries Co., Ltd. (“SPIL”)	Entity that has significant influence over the Company

Note 1: No longer a related party after the completion of the equity transfer in May 2024.

Note 2: Becomes a related party in August 2023.

c)
Significant related party transactions
(a)
Payable to equipment suppliers

	December 31, 2023	December 31, 2024
	NT$000	NT$000
Daypower Energy	58,549	21,473
(b)
Property transactions
i)
Acquisition of property, plant and equipment

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
SPIL	—	35,261	10,496
ii)
Acquisition of financial assets

				Year ended December 31, 2024
	Account items	Number of shares traded	Object of transaction	Acquisition price
				NT$000
Associate	Investments accounted for using equity method	1,000 thousand shares	Daypower Energy	12,500

Key Management Personnel Compensation
d)
Key management personnel compensation

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Salaries and other short-term employee benefits	211,620	176,702	181,436
Post-employment compensation	2,197	2,158	2,396
	213,817	178,860	183,832